UNAUDITED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)		Common stock subject to possible redemption Common stock	Common stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 24, 2021		$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 24, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor	[1]		$ 575	32,758		33,333
Issuance of common stock to Sponsor (in shares)	[1]		5,750,000
Net loss					(770)	(770)
Balance at the end at Mar. 31, 2021			$ 575	32,758	(770)	32,563
Balance at the end (in shares) at Mar. 31, 2021			5,750,000
Balance at the beginning at Feb. 24, 2021		$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 24, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor			$ 575	32,758		33,333
Issuance of common stock to Sponsor (in shares)			5,750,000
Forfeiture of Founder Shares			$ (75)	75
Forfeiture of Founder Shares (in shares)			(750,000)
Sale of units in initial public offering		$ 200,000,000
Sale of units in initial public offering (in shares)		20,000,000
Paid underwriting fees		$ (4,019,555)
Deferred underwriting and advisory costs		(9,000,000)
Proceeds allocated to Public Warrant at issuance		(5,000,000)		5,000,000		5,000,000
Excess fair value over consideration of the founder shares offered to the anchor investors		8,163,891			8,163,891	8,163,891
Other offering costs		(331,138)		(367,161)		(367,161)
Sale of Private Placement Warrants				7,375,000		7,375,000
Remeasurement adjustment on redeemable common stock		27,514,584		$ (12,040,672)	(15,473,912)	(27,514,584)
Net loss					(180,911)	(180,911)
Balance at the end at Dec. 31, 2021		$ 201,000,000	$ 500		(7,490,932)	(7,490,432)
Balance at the end (in shares) at Dec. 31, 2021		20,000,000	5,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(152,562)	(152,562)
Balance at the end at Mar. 31, 2022		$ 201,000,000	$ 500		$ (7,643,494)	$ (7,642,994)
Balance at the end (in shares) at Mar. 31, 2022		20,000,000	5,000,000

[1]	Includes a retrospective restatement of 1,427,500 founder shares issued on July 16, 2021, in exchange for $8,333 in cash, and also includes an aggregate of 750,000 founder shares issued and outstanding at March 31, 2021 that were forfeited by the Sponsor and affiliated entities upon the expiration of the Underwriter’s Overallotment option on October 24, 2021 (see Note 4).